One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

December 11, 2025

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Allspring Funds Trust	0001081400	November 25, 2025
American Century Capital Portfolios, Inc.	0000908186	November 26, 2025
American Century Investment Trust	0000908406	November 26, 2025
Ariel Investment Trust	0000798365	November 26, 2025
Baron Investment Funds Trust	0000810902	December 3, 2025
BlackRock Funds	0000844779	December 3, 2025
Goldman Sachs Trust	0000822977	December 3, 2025
Guggenheim Funds Trust	0000088525	December 4, 2025
Ivy Funds	0000883622	November 28, 2025
Janus Investment Fund	0000277751	November 28, 2025
Northern Funds	0000916620	December 2, 2025
PIMCO Funds	0000810893	December 4, 2025
		December 5, 2025
Prudential Jennison Small Company Fund, Inc.	0000318531	December 3, 2025
Victory Porfolios IV	0002042316	December 8, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company